Grandeur Peak U.S. Stalwarts Fund	Portfolio of Investments
January 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.03%
Canada — 2.04%
Aritzia Inc(a)	23,400	$ 1,844,497
Kraken Robotics, Inc.(a)	162,400	951,765
		2,796,262
Mexico — 1.87%
BBB Foods Inc(a)	73,380	2,560,228

United Kingdom — 4.98%
Marex Group PLC	105,673	4,171,970
Rosebank Industries plc(a)	556,583	2,657,975
		6,829,945
United States — 89.14%
Accelerant Holdings(a)	124,749	1,704,071
AtriCure, Inc.(a)	55,541	2,051,129
Bel Fuse, Inc., Class B	9,171	1,845,114
Bio-Techne Corporation	45,015	2,885,011
Burlington Stores, Inc.(a)	9,796	2,898,245
CAVA Group, Inc.(a)	15,585	944,763
Core & Main, Inc., Class A(a)	54,150	2,889,444
Cross Creek LP(b)	700,000	400,427
CSW Industrials, Inc.	5,214	1,407,676
Dexcom, Inc.(a)	50,761	3,707,583
Enerpac Tool Group Corporation	18,689	754,288
Ensign Group, Inc. (The)	13,541	2,324,448
Federal Signal Corporation	18,586	2,008,961
FormFactor, Inc.(a)	21,168	1,492,132
Freshpet, Inc.(a)	29,859	2,081,172
Goosehead Insurance, Inc., Class A(a)	24,631	1,523,181
HealthEquity, Inc.(a)	16,704	1,431,032
Houlihan Lokey, Inc.	12,304	2,071,009
IDEXX Laboratories, Inc.(a)	2,640	1,770,014
Installed Building Products, Inc.	7,432	2,141,457
ITT, Inc.	15,411	2,809,425
JFrog Ltd.(a)	44,117	2,417,612
Kadant, Inc.	12,932	4,151,689
Karman Holdings, Inc.(a)	24,923	2,587,007
LeMaitre Vascular, Inc.	45,789	3,890,691
Littelfuse, Inc.	13,644	4,417,382
Loar Holdings, Inc.(a)	43,430	2,978,429
Mama's Creations Incorporated(a)	222,820	3,364,582
Marvell Technology, Inc.	16,011	1,263,588
Miami International Holdings, Inc.(a)	23,879	996,471
Modine Manufacturing Company(a)	11,468	2,117,681
Monolithic Power Systems, Inc.	4,977	5,594,895
M-Tron Industries, Inc.(a)	32,801	2,139,937
Netskope, Inc.(a)	90,143	1,338,624
nVent Electric PLC	21,933	2,462,199
Pattern Group, Inc.(a)	49,062	678,037
Pennant Group, Inc. (The)(a)	37,262	1,029,176
Perella Weinberg Partners	155,462	3,468,357
Perimeter Solutions, Inc.(a)	62,097	1,623,837
Pjt Partners, Inc., Class A	22,939	3,969,135
Power Integrations, Inc.	34,193	1,570,826
Primoris Services Corporation	37,807	5,604,888
Quanta Services, Inc.	3,430	1,627,981
	Shares	Fair Value
COMMON STOCKS — 98.03% (continued)
United States — 89.14% (continued)
RBC Bearings, Inc.(a)	1,566	$ 782,483
Rubrik, Inc., Class A(a)	24,186	1,353,207
Ryan Specialty Group Holdings, Inc.	47,391	2,288,038
Silicon Laboratories, Inc.(a)	19,849	2,827,490
SPX Technologies, Inc.(a)	3,326	693,172
StandardAero, Inc.(a)	59,750	1,845,678
Texas Roadhouse, Inc.	12,312	2,214,436
TPG, Inc.	33,663	1,983,087
Tradeweb Markets Inc. Class A, CLASS A	20,377	2,100,257
TWFG Inc(a)	53,162	1,328,518
Upwork, Inc.(a)	102,976	2,062,609
VSE Corporation	4,578	1,000,614
Zscaler, Inc.(a)	6,940	1,388,069
		122,301,264
Total Common Stocks (Cost $106,244,033)		134,487,699

PREFERRED STOCKS — 0.46%
United States — 0.46%
Gusto Inc. Preferred Series E(a)	20,595	626,088

Total Preferred Stocks
(Cost $625,992)		626,088

Total Investments — 98.49%
(Cost $106,870,025)		135,113,787

Other Assets in Excess of Liabilities — 1.51%		2,070,765

NET ASSETS — 100.00%		$ 137,184,552

(a)	Non-income producing security.
(b)	As a result of the use of significant unobservable inputs to determine fair value, this investment has been classified as Level 3 assets.